CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Operating expenses:
Amortization	$ 55	$ 88	$ 112	$ 184	$ 328	$ 492
Consulting fees					0	30,000
General and administrative	1,668	13,897	14,759	25,171	74,608	56,165
Mineral exploration costs	2,155	4,310	3,099	6,107	41,775	15,432
Professional fees	10,912	13,242	20,964	24,840	70,420	41,784
Rent					0	5,099
Regulatory	3,964	1,856	10,971	4,478	9,095	7,770
Salaries, wages and benefits	5,082	17,126	12,780	32,982	64,665	64,507
Total operating expenses	(23,836)	(50,519)	(62,685)	(93,762)	260,891	221,249
Other items
Foreign exchange gain (loss)	(155)	27	69	93	189	4,062
Forgiveness of debt					0	162,723
Interest on notes payable	19,221	15,420	36,860	28,149	60,890	79,598
Net loss	(43,212)	(65,912)	(25,140)	(121,818)	(321,592)	(134,062)
Unrealized foreign exchange gain (loss)	15,901	(28,053)	26,832	(25,376)	(81,229)	27,128
Comprehensive income (loss)	$ (27,311)	$ (93,965)	$ 1,692	$ (147,194)	$ (402,821)	$ (106,934)
Net loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding - basic and diluted	41,218,008	37,504,588	41,218,008	37,504,588	37,514,762	37,504,588
Forgiveness of debt	$ 0	$ 0	$ 74,336	$ 0